Revenue - Schedule of Revenue Recognized in Statements of Profit or Loss (Parenthetical) (Detail) - EUR (€) € in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Disclosure of operating segments [abstract]
Deferred revenue from associate	€ 2,295	€ 3,876